Other Income (Details) - Schedule of other income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other income [Abstract]
Sublicense income	$ 750
Other	$ 143